Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Vest 10 Year Interest Rate Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Vest 10 Year Interest Rate Hedge ETF NAV
Account Value	$ 11,929	$ 13,456
Vest 2 Year Interest Rate Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Vest 2 Year Interest Rate Hedge ETF NAV
Account Value	$ 10,516
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,350	9,363
ICE US Treasury 20+ Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Bond Total Return Index
Account Value	$ 9,105	$ 7,903
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,282
ICE U.S. Treasury 1-3 Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 1-3 Year Bond Total Return Index
Account Value	$ 10,357